Long-term Investments	12 Months Ended
Dec. 31, 2024
Long-term Investments
Long-term Investments
11.	Long-term Investments

The following is a summary of long-term investments (in thousands):

	December 31,	December 31,
	2023	2024
	RMB	RMB
Investments in equity method investees	6,109,240	6,406,167
Equity investments with readily determinable fair values	3,107,266	2,375,785
Equity investments without readily determinable fair values	12,021,518	11,104,510
Other investments	545,163	319,894
	21,783,187	20,206,356

(a)	Investments in equity method investees

The Group recorded equity share of earnings of RMB1.3 billion and RMB473.9 million for the years ended December 31, 2022 and 2023, respectively, and recorded equity share of losses of RMB155.6 million for the year ended December 31, 2024, which was included in “Investment income, net” in the consolidated statements of operations and comprehensive income. As of December 31, 2023, the Group invested an aggregated cash consideration of RMB2.0 billion in five limited partnerships as a limited partner, and in 2024, the Group further contributed totally RMB204.7 million cash in four of them. The objectives of these limited partnerships are to engage in investment in online game business. The Group accounted such investments under the equity method.

(b)	Equity investments with readily determinable fair values

As of December 31, 2024, equity investments with readily determinable fair values mainly included RMB1.1 billion invested in shares of Alibaba Group Holding Limited, RMB568.0 million invested in shares of Huatai Securities Company Limited, RMB473.8 million invested in shares of Shenzhen Transsion Holding Limited and RMB155.6 million invested in shares of Embracer Group AB (publ). The Group recorded fair value loss of RMB3.4 billion, fair value gain of RMB535.3 million and RMB1.2 billion related to the equity investments with readily determinable fair value for the year ended December 31, 2022, 2023 and 2024, respectively.

The Group also recorded cash dividend income of RMB26.5 million, RMB51.0 million and RMB66.5 million from these investments for the years ended December 31, 2022, 2023 and 2024, respectively.

(c)	Equity investments without readily determinable fair value

Equity investments without readily determinable fair value represent investments in privately held companies with no readily determinable fair value. The Group does not have significant influence on these investees, or the investments are not common stock or in substance common stock. These investments are classified as equity investments without readily determinable fair value, and are carried at cost less impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. For the years ended December 31, 2022, 2023 and 2024, there were no upward adjustments to the carrying value of equity securities without readily determinable fair value resulted from such transactions.

The Group recognized a gain of RMB1.8 billion, RMB22.3 million and RMB22.2 million related to the disposal of the Group’s investments in equity securities without readily determinable fair value as “Investment income, net” in the consolidated statements of operations and comprehensive income for the years ended December 31, 2022, 2023 and 2024, respectively.

The Group recognized impairment provision of RMB85.2 million, RMB274.2 million and RMB1.0 billion related to certain of the equity investments without readily determinable fair value as “Investment income, net” in the consolidated statements of operations and comprehensive income for the years ended December 31, 2022, 2023 and 2024, respectively.